Prepayment for land use right	12 Months Ended
Dec. 31, 2011
Prepayment for land use right

8 Prepayment for land use right

The land use right was acquired through the acquisition of the equity interest of Faster Group in 2007. The value of the land use right was determined based on the fair value of the lease as of the completion date of the acquisition of Faster Group. The Group is currently in process of obtaining the official land use right certificate from the relevant PRC authorities.